Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis or disclosed at fair value

Assets measured at fair value on a recurring basis or disclosed at fair value

	Fair Value Measurement or Disclosure at December 31, 2024 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	7,188	—	7,188	985
Short-term investments
Time deposits	—	15,196,867	—	15,196,867	2,081,962
Adjustable-rate financial products	—	6,471,968	—	6,471,968	886,656
Equity investments with readily determinable fair value	5,479	—	—	5,479	751
	5,479	21,676,023	—	21,681,502	2,970,354

	Fair Value Measurement or Disclosure at December 31, 2023 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2023
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	100,000	—	100,000
Short-term investments
Time deposits	—	16,005,923	—	16,005,923
Adjustable-rate financial products	—	2,540,702	—	2,540,702
Equity investments with readily determinable fair value	5,729	—	—	5,729
	5,729	18,646,625	—	18,652,354